SEGMENT INFORMATION - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	81.00%	55.00%	48.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		20.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			47.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	73.00%	73.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer D [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		23.00%